Settlement Expenses - Additional Information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Aug. 24, 2020	Jul. 31, 2019 CNY (¥) item	Dec. 31, 2021 CNY (¥) item	Dec. 31, 2021 USD ($) item $ / shares	Dec. 31, 2020 CNY (¥) item shares	Dec. 31, 2020 CNY (¥) $ / shares
Loss Contingencies [Line Items]
Number of investors accepted the settlement | item			43	43
Share-based settlement expense			¥ 19,908	$ 3,100	¥ 1,828,907
Camsing Incident
Loss Contingencies [Line Items]
Number of investors affected | item		818			818
Amount of investment repayment default		¥ 3,400,000
Number of investors accepted the settlement | item					552
Percentage of investors accepted the settlement plan			72.70%	72.70%	67.50%
Investors certain Portion of amount in outstanding investments					¥ 2,400,000	¥ 2,400,000
Investor's outstanding investments			¥ 3,400,000		¥ 3,400,000	¥ 3,400,000
Percentage of outstanding fund agreed for settlement			75.40%	75.40%	70.00%
RSU
Loss Contingencies [Line Items]
Number of RSUs to be issued | shares					3,478,060
Fair value of the RSUs to be issued					¥ 1,290,800
Plan A | RSU | Vested immediately at contract inception
Loss Contingencies [Line Items]
Vesting percentage	10.00%
Plan A | RSU | First Price Vesting
Loss Contingencies [Line Items]
Vesting percentage	10.00%
Plan A | RSU | Second Price Vesting
Loss Contingencies [Line Items]
Vesting percentage	10.00%
Plan A | RSU | Third Price Vesting
Loss Contingencies [Line Items]
Vesting percentage	10.00%
Plan A | RSU | Fourth Price Vesting
Loss Contingencies [Line Items]
Vesting percentage	10.00%
Plan A | RSU | Fifth Price Vesting
Loss Contingencies [Line Items]
Vesting percentage	10.00%
Plan A | RSU | Sixth Price Vesting
Loss Contingencies [Line Items]
Vesting percentage	10.00%
Plan A | RSU | Seventh Price Vesting
Loss Contingencies [Line Items]
Vesting percentage	10.00%
Plan A | RSU | Eighth Price Vesting
Loss Contingencies [Line Items]
Vesting percentage	10.00%
Plan A | RSU | Ninth Price Vesting
Loss Contingencies [Line Items]
Vesting percentage	10.00%
Plan B
Loss Contingencies [Line Items]
Fair value of options | $ / shares				$ 0		¥ 0
Class A
Loss Contingencies [Line Items]
Number of shares authorized to issue annually, share based settlement plan, percent	1.60%
Shares authorized to issue annually, share based settlement plan, period	10 years